Stockholders' Equity (Detail) (USD $)	9 Months Ended		12 Months Ended						3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Issued to Investor [Member]	Dec. 31, 2011 Issued to Placement Agent [Member]	Sep. 30, 2012 Issued to Investor [Member]	Sep. 30, 2012 Issued to Placement Agent [Member]	Sep. 30, 2012 Investor Relations Contract [Member]	Sep. 30, 2012 Investor Relations Contract [Member]	Sep. 30, 2012 Private Placement in January 2012 [Member]
Number of units issued (in Shares)	517,000		2,998,267
Unit, description	1 share of the Company's common stock and a warrant to purchase 15% of 1 share of the Company's common stock		1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock
Price per unit (in Dollars per share)	$ 4.00		$ 1.50
Proceeds from Issuance of Private Placement	$ 1,753,849	$ 3,859,933	$ 3,859,933	$ 0							$ 2,070,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	77,550		449,740
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.50		2.00
Warrant call price (in Dollars per share)	$ 5.00		$ 4.00
Payments of Stock Issuance Costs	210,000
Professional Fees	110,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	67.00%		69.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.34%		0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%
Warrants, grant date fair value					178,077	178,077	131,310	131,310
Investor relations contract, shares to be issued (in Shares)									50,000	100,000
Investor relation contract service period										24 months
Stock Issued During Period, Shares, Issued for Services (in Shares)										50,000
Share Price (in Dollars per share)									$ 2.75	$ 2.75
Share-based Compensation	(22,917)	0	0	0					22,917
Proceeds from Issuance of Private Placement, Gross			4,500,000
Dividends and Interest Paid			$ 0	$ 2,172,590